Acquisition of Iason Container Carrier S.A. (M/V Hyundai Paramount) - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 27, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Business acquisition financing			$ 207,937	$ 103	$ 363,038
Charter Revenues			$ 156,613	$ 119,907	$ 116,520
Iason Container Carrier S.A.
Business Acquisition [Line Items]
Duration of above market acquired time charter	11 years 9 months 4 days
WACC used for calculation of above market acquired time charter			11.00%
Charter Revenues		$ 6,732
Net income		$ 3,220
2008 Credit Facility | Iason Container Carrier S.A.
Business Acquisition [Line Items]
Business acquisition financing	$ 27,000
Cash | Iason Container Carrier S.A.
Business Acquisition [Line Items]
Cash consideration for acquisition of vessel	1,722
Part of net procceds used from the issuance of Partnership's Class B Convertible Preferred Units | Iason Container Carrier S.A.
Business Acquisition [Line Items]
Business acquisition financing	$ 36,278